FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	Dec. 31, 2023	Dec. 31, 2022
Minimum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	(61.2)	2.5
Minimum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	13	13.5
Minimum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	10	15
Minimum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	33	41
Maximum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	31	100
Maximum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	21	21
Maximum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	20.5	30
Maximum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	66.7	68.05
Liquidation scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	5	30
Liquidation scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	95	100
Redemption scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	0	10
Redemption scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30	45
Conversion scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	5	0
Conversion scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	95	40